COMMITMENTS AND CONTINGENT LIABILITIES (Royalties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Royalties [Line Items]
Number of convertible preferred shares issued	$ 36,263
OCS [Member]
Royalties [Line Items]
Total funding amount received	526
Royalty bearing grants	126
Royalties paid	50
Contingent liability	76
Transfer of know-how outside Israel approved, if portion of sale price paid by grant receipt does not exceed specified multiplier of grant received	3
Maximum portion of sale price paid in consideration for OCS-funded know-how	6
OCS [Member] | Minimum [Member]
Royalties [Line Items]
Royalty (as a percent)	3.00%
OCS [Member] | Maximum [Member]
Royalties [Line Items]
Royalty (as a percent)	3.50%
Percentage of grant received considered to determine royalty fees	100.00%
OCS [Member] | Series A Preferred Stock [Member]
Royalties [Line Items]
Amount received in consideration of convertible preferred shares	400
Number of convertible preferred shares issued	5,237
BIRD [Member]
Royalties [Line Items]
Total funding amount received	500
Royalty (as a percent)	5.00%
Contingent liability	466
Royalties expenses	$ 204	$ 136	$ 40
BIRD [Member] | Maximum [Member]
Royalties [Line Items]
Percentage of grant received considered to determine royalty fees	150.00%